UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                   811-21822

                      (Investment Company Act File Number)


                         Federated Managed Pool Series
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  12/31/06


                Date of Reporting Period:  Quarter ended 9/30/06







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED CORPORATE BOND STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2006 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                CORPORATE BONDS--97.6%
                BASIC INDUSTRY - CHEMICALS--1.3%
  $  75,000     Praxair, Inc., 3.95%, 6/1/2013                                                                           $    69,576
                BASIC INDUSTRY - METALS & MINING--3.8%
     75,000     BHP Finance (USA), Inc., 4.80%, 4/15/2013                                                                     72,509
     75,000     Barrick Gold Corp., 4.875%, 11/15/2014                                                                        71,495
     55,000     Noranda, Inc., 6.00%, 10/15/2015                                                                              55,194
                   TOTAL                                                                                                     199,198
                CAPITAL GOODS - AEROSPACE & DEFENSE--3.0%
     75,000     Boeing Co., 6.125%, 2/15/2033                                                                                 81,344
     75,000     Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013                                                              72,267
                   TOTAL                                                                                                     153,611
                CAPITAL GOODS - BUILDING MATERIALS--1.4%
     75,000     CRH America, Inc., 5.30%, 10/15/2013                                                                          72,699
                CAPITAL GOODS - DIVERSIFIED MANUFACTURING--4.4%
     75,000     Emerson Electric Co., 4.50%, 5/1/2013                                                                         72,023
     75,000     Thomas & Betts Corp., Note, 7.25%, 6/1/2013                                                                   78,727
     75,000     Tyco International Group, Company Guarantee, 6.375%, 10/15/2011                                               78,556
                   TOTAL                                                                                                     229,306
                CAPITAL GOODS - ENVIRONMENTAL--3.2%
     75,000     Republic Services, Inc., Note, 6.75%, 8/15/2011                                                               79,218
     75,000     Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029                                                  85,411
                   TOTAL                                                                                                     164,629
                COMMUNICATIONS - MEDIA & CABLE--3.0%
     75,000     Comcast Corp., 7.05%, 3/15/2033                                                                               80,376
     75,000     Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014                                                     72,564
                   TOTAL                                                                                                     152,940
                COMMUNICATIONS - MEDIA NONCABLE--3.3%
     75,000     British Sky Broadcasting Group PLC, 8.20%, 7/15/2009                                                          80,453
     75,000     News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013                                                        88,734
                   TOTAL                                                                                                     169,187
                COMMUNICATIONS - TELECOM WIRELESS--5.1%
     75,000     AT&T Wireless Services, Inc., 8.75%, 3/1/2031                                                                 96,348
     75,000     America Movil S.A. de C.V., Note, 5.75%, 1/15/2015                                                            74,291
     75,000     Sprint Capital Corp., Company Guarantee, 8.75%, 3/15/2032                                                     92,031
                   TOTAL                                                                                                     262,670
                COMMUNICATIONS - TELECOM WIRELINES--4.5%
     75,000     Embarq Corp., 6.738%, 6/1/2013                                                                                77,269
     75,000     Telefonica SA, Company Guarantee, 7.045%, 6/20/2036                                                           79,633
     75,000     Telefonos de Mexico, Note, 4.50%, 11/19/2008                                                                  73,736
                   TOTAL                                                                                                     230,638
                CONSUMER CYCLICAL - AUTOMOTIVE--3.2%
     75,000     DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031                              89,318
     75,000     Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011                                                            74,333
                   TOTAL                                                                                                     163,651
                CONSUMER CYCLICAL - ENTERTAINMENT--1.4%
     75,000     Carnival Corp., 3.75%, 11/15/2007                                                                             73,709
                CONSUMER CYCLICAL - RETAILERS--1.5%
     75,000     Target Corp., Note, 5.875%, 7/15/2016                                                                         77,780
                CONSUMER NON-CYCLICAL FOOD/BEVERAGE--3.0%
     75,000     Bottling Group LLC, Note, 5.50%, 4/1/2016                                                                     75,771
     75,000 1,2 SABMiller PLC, Note, 6.50%, 7/1/2016                                                                          78,738
                   TOTAL                                                                                                     154,509
                CONSUMER NON-CYCLICAL HEALTH CARE--4.2%
     75,000     Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010                                                            72,992
     75,000     Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015                                                                73,431
     75,000     Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015                                                      71,152
                   TOTAL                                                                                                     217,575
                CONSUMER NON-CYCLICAL PHARMACEUTICALS--2.9%
     75,000     Genentech, Inc., Note, 4.75%, 7/15/2015                                                                       72,073
     75,000     Wyeth, 6.45%, 2/1/2024                                                                                        80,088
                   TOTAL                                                                                                     152,161
                CONSUMER NON-CYCLICAL PRODUCTS--1.4%
     75,000     Fortune Brands, Inc., Unsecd. Note, 5.875%, 1/15/2036                                                         70,599
                CONSUMER NON-CYCLICAL TOBACCO--1.6%
     75,000     Altria Group, Inc., Note, 7.00%, 11/4/2013                                                                    82,071
                ENERGY - INDEPENDENT--1.6%
     75,000     Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010                                           84,038
                FINANCIAL INSTITUTION - BANKING--8.2%
     75,000     Corp Andina De Fomento, Bond, 7.375%, 1/18/2011                                                               80,535
    100,000     HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035                                                      100,391
     75,000     J.P. Morgan Chase & Co., Sub. Deb., 8.00%, 4/29/2027                                                          93,155
     75,000     Popular North America, Inc., 5.65%, 4/15/2009                                                                 75,326
     75,000 1,2 Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010                                                            73,373
                   TOTAL                                                                                                     422,780
                FINANCIAL INSTITUTION - BROKERAGE--3.8%
     75,000 1,2 FMR Corp., 4.75%, 3/1/2013                                                                                    72,425
     75,000     Goldman Sachs Group, Inc., 6.125%, 2/15/2033                                                                  75,343
     50,000     Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013                                                              50,962
                   TOTAL                                                                                                     198,730
                FINANCIAL INSTITUTION - FINANCE NONCAPTIVE-2.9%
     75,000     Capital One Financial Corp., Note, 7.125%, 8/1/2008                                                           77,321
     75,000     Residential Capital Corp., 6.00%, 2/22/2011                                                                   74,980
                   TOTAL                                                                                                     152,301
                FINANCIAL INSTITUTION - INSURANCE - HEALTH--1.5%
     75,000     Aetna US Healthcare, 5.75%, 6/15/2011                                                                         76,407
                FINANCIAL INSTITUTION - INSURANCE - LIFE--1.9%
     75,000     AXA-UAP, Sub. Note, 8.60%, 12/15/2030                                                                         95,999
                FINANCIAL INSTITUTION - INSURANCE - P&C--2.9%
     75,000 1,2 Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014                                                    73,623
     75,000     The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015                                         74,676
                   TOTAL                                                                                                     148,299
                FINANCIAL INSTITUTION - REITS--4.9%
     75,000     Archstone-Smith Trust, 5.625%, 8/15/2014                                                                      75,532
     25,000     Health Care Property Investors, Inc., 5.95%, 9/15/2011                                                        25,146
     75,000     Prologis, Sr. Note, 5.50%, 4/1/2012                                                                           74,860
     75,000     Simon Property Group, Inc., 6.35%, 8/28/2012                                                                  78,431
                   TOTAL                                                                                                     253,969
                TECHNOLOGY--1.5%
     75,000     Hewlett-Packard Co., Note, 6.50%, 7/1/2012                                                                    79,346
                TRANSPORTATION - AIRLINES--1.6%
     75,000     Southwest Airlines Co., Deb., 7.375%, 3/1/2027                                                                84,484
                TRANSPORTATION - RAILROADS--1.4%
     75,000     Union Pacific Corp., 4.875%, 1/15/2015                                                                        72,250
                TRANSPORTATION - SERVICES--1.5%
     75,000     Ryder System, Inc., 5.95%, 5/2/2011                                                                           76,489
                UTILITY - ELECTRIC--9.0%
     75,000     Consolidated Natural Gas Co., 5.00%, 12/1/2014                                                                71,566
     75,000     Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013                                                                77,289
     75,000     FirstEnergy Corp., 6.45%, 11/15/2011                                                                          78,323
     75,000     MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031                                                       84,349
     75,000     PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011                                                           81,540
     75,000     Scottish Power PLC, 4.91%, 3/15/2010                                                                          74,100
                   TOTAL                                                                                                     467,167
                UTILITY - NATURAL GAS DISTRIBUTOR--1.4%
     75,000     Atmos Energy Corp., 4.95%, 10/15/2014                                                                         71,329
                UTILITY - NATURAL GAS PIPELINES--1.3%
     75,000     Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035                                          68,448
                   TOTAL CORPORATE BONDS                                                                                   5,048,545
                   (IDENTIFIED COST $4,887,300)
                GOVERNMENTS/AGENCIES--1.7%
                SOVEREIGN--1.7%
     75,000     United Mexican States, 7.50%, 4/8/2033                                                                        86,513
                (IDENTIFIED COST $82,890)
                REPURCHASE AGREEMENT--0.9%
     48,000     Interest in $3,200,000,000 joint repurchase agreement 5.400%, dated 9/29/2006 under which Barclays            48,000
                Capital, Inc. will repurchase U.S. Government Agency securities with various maturities to 7/20/2016 for $3,201,440,000 on 10/2/2006.  The market value of the underlying securities at the end of the period was $3,264,000,579 (AT COST)
                   TOTAL INVESTMENTS-100.2%                                                                                5,183,058
                   (IDENTIFIED COST $5,018,190)3
                   OTHER ASSETS AND LIABILITIES - NET -(0.2)%                                                               (12,654)
                   TOTAL NET ASSETS -100%                                                                                $ 5,170,404


1 Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At September 30, 2006, these restricted securities amounted to $298,159, which represented 5.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At September 30, 2006, these liquid restricted securities amounted to $298,159, which represented 5.8% of total net assets.

3 At September 30, 2006, the cost of investments for federal tax purposes was $5,018,190. The net unrealized appreciation of investments for federal tax purposes was $164,868.This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $164,868.


Note: The categories of investments are shown as a percentage of total net assets at September 30, 2006.

The following acronym is used throughout this portfolio:

 REITs --Real Estate Investment Trusts


INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:
           *futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

           *for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

           *for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.


Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its Net Asset Value, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.







ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MANAGED POOL SERIES

BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER
                             (INSERT NAME AND TITLE)

DATE        NOVEMBER 21, 2006


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
                J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER


DATE        NOVEMBER 21, 2006


BY          /S/ RICHARD A. NOVAK
                RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER


DATE        NOVEMBER 21, 2006